Document and Entity Information	Oct. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2021
Entity Registrant Name	PCSB Financial Corporation
Entity Central Index Key	0001691337
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	PCSB
Security Exchange Name	NASDAQ
Entity File Number	001-38065
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	81-4710738
Entity Address, Address Line One	2651 Strang Blvd
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Yorktown Heights
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10598
City Area Code	914
Local Phone Number	248-7272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false